Severance Indemnities and Pension Plans (Estimated Future Benefit Payments) (Detail) ¥ in Millions	Mar. 31, 2019 JPY (¥)
Domestic, Japan [Member] | Pension Benefits and SIPs [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2020	¥ 84,558
For the fiscal year ending March 31, 2021	82,297
For the fiscal year ending March 31, 2022	82,320
For the fiscal year ending March 31, 2023	81,710
For the fiscal year ending March 31, 2024	81,684
Thereafter (for the fiscal years ending March 31, 2025-2029)	401,772
Foreign Offices and Subsidiaries [Member] | Pension Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2020	19,923
For the fiscal year ending March 31, 2021	20,928
For the fiscal year ending March 31, 2022	21,903
For the fiscal year ending March 31, 2023	22,881
For the fiscal year ending March 31, 2024	23,726
Thereafter (for the fiscal years ending March 31, 2025-2029)	162,850
Foreign Offices and Subsidiaries [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
For the fiscal year ending March 31, 2020	1,997
For the fiscal year ending March 31, 2021	2,072
For the fiscal year ending March 31, 2022	2,129
For the fiscal year ending March 31, 2023	2,177
For the fiscal year ending March 31, 2024	2,205
Thereafter (for the fiscal years ending March 31, 2025-2029)	¥ 10,222